Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2016
Net Income Per Unit [Abstract]
Net Income Per Unit Basic and Diluted

BASIC AND DILUTED	2016	2015	2014
Numerators
Partnership's net income	$52,489	$55,410	$44,012
Less:
Preferred unit holders' interest in Partnership's net income	11,101	11,334	14,042
General Partner's interest in Partnership's net income	818	879	593
Partnership's net income allocable to unvested units	285	8	—
Common unit holders' interest in Partnership's net income	$40,285	$43,189	$29,377
Denominators
Weighted average number of common units outstanding, basic and diluted	119,803,329	115,030,879	93,353,168
Net income per common unit:
Basic and Diluted	$0.34	$0.38	$0.31